Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 12 - STOCKHOLDERS’ EQUITY

Reverse Stock-Split during 2022

On December 15, 2022, at a Special Meeting of the Stockholders of 180 Life Sciences Corp., the stockholders of the Company approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to effect a reverse stock split of our issued and outstanding shares of our common stock, par value $0.0001 per share, by a ratio of between one-for-four to one-for-twenty, inclusive, with the exact ratio to be set at a whole number to be determined by our Board of Directors or a duly authorized committee thereof in its discretion, at any time after approval of the amendment and prior to December 15, 2023 (the “Stockholder Authority”). On December 15, 2022, the Company’s Board of Directors (the “Board”), with the Stockholder Authority, approved an amendment to our Second Amended and Restated Certificate of Incorporation to affect a reverse stock split of our common stock at a ratio of 1-for-20 (the “Reverse Stock Split”). Pursuant to the Certificate of Amendment filed to affect the Reverse Stock Split, the Reverse Stock Split was effective on December 19, 2022 and the shares of the Company’s common stock began trading on the NASDAQ Capital Market (“NASDAQ”) on a post-split basis on December 19, 2022, with new CUSIP number: 68236V203. No change was made to the trading symbol for the Company’s shares of common stock or public warrants, “ATNF” and “ATNFW”, respectively, in connection with the Reverse Stock Split.

Because the Certificate of Amendment did not reduce the number of authorized shares of common stock, the effect of the Reverse Stock Split was to increase the number of shares of common stock available for issuance relative to the number of shares issued and outstanding. The Reverse Stock Split did not alter the par value of the common stock or modify any voting rights or other terms of the common stock. Any fractional shares remaining after the Reverse Stock Split will be rounded up to the nearest whole share.

With regards to the Company’s 2020 Omnibus Incentive Plan and the 2022 Omnibus Incentive Plan, the Company’s Compensation Committee and Board deem it in the best interests of the Company and its stockholders to (i) adjust the number of shares of Company common stock available for issuance under the Incentive Plans downward by a factor of 20 (with any fractional shares rounded down to the nearest whole share); (ii) reduce the number of shares of common stock issuable upon each outstanding option to purchase shares of common stock of the Company, and all other outstanding awards, by a factor of 20 (with any fractional shares rounded down to the nearest whole share); and (iii) adjust the exercise price of any outstanding options to purchase shares of common stock previously granted under the Incentive Plans up by a factor of 20 (rounded up to the nearest whole cent), in each case to adjust equitably for the Exchange Ratio of the Reverse Stock Split, which such adjustments effective automatically upon effectiveness of the Reverse Stock Split. The effects of the one-for-twenty reverse stock split have been retroactively reflected throughout the financial statements and notes to the financial statements.

Preferred Stock

Pursuant to the Company’s Second Amended and Restated Certificate of Incorporation filed on November 6, 2020, the Company has 5,000,000 preferred shares authorized at a par value of $0.0001 per share, of which 1,000,000 shares are designated as Series A Convertible Preferred Stock (“Series A Preferred”), 1 share is designated as the Class K Special Voting Share and 1 share is designated as the Class C Special Voting Share. The Class K Special Voting Share and the Class C Special Voting Share are together, the “Special Voting Shares” (see Item 5 – Special Voting Shares). As of December 31, 2022, there is no Series A Preferred issued or outstanding; there is one Class K Special Voting Share and one Class C special Voting Share issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of the Company’s common stock with a par value of $0.0001 per share. Holders of the Company’s shares of the Company’s common stock are entitled to one vote for each share.

Sale of Common Stock and Warrants in the February 2021 Private Offering

On February 19, 2021, the Company entered into a Securities Purchase Agreement with certain purchasers (the “Purchasers”), pursuant to which the Company agreed to sell an aggregate of 128,200 shares of common stock (the “PIPE Shares”) and warrants to purchase up to an aggregate of 128,200 shares of common stock (the “PIPE Warrants”), at a combined purchase price of $91.00 per share and PIPE Warrant (the “Offering”). Aggregate gross proceeds from the offering were approximately $11.7 million. Net proceeds to the Company from the offering, after deducting the placement agent fees and estimated offering expenses payable by the Company, were approximately $10.7 million.

The PIPE Warrants have an exercise price equal to $100.00 per share, were immediately exercisable and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. However, the exercise price of the PIPE Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The PIPE Warrants are exercisable for 5 years following the closing date. The PIPE Warrants are subject to a provision prohibiting the exercise of such PIPE Warrants to the extent that, after giving effect to such exercise, the holder of such PIPE Warrant (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 4.99% of the Company’s outstanding common stock (which may be increased to 9.99% on a holder by holder basis, with 61 days prior written consent of the applicable holder). The PIPE Warrants were determined to be liability-classified (see Note 8, Derivative Liabilities). Of the $968,930 of placement agent fees and offering expenses, $364,812 was allocated to the PIPE Shares and $604,118 was allocated to the PIPE Warrant. Because the PIPE Warrants are liability classified, the $604,118 allocated to the warrants was immediately expensed.

In connection with the offering, the Company also entered into a Registration Rights Agreement, dated as of February 23, 2021, with the Purchasers (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement with the SEC on or prior to April 24, 2021 to register the resale of the PIPE Shares and the shares of common stock issuable upon exercise of the PIPE Warrants (the “PIPE Warrant Shares”), and to cause such registration statement to be declared effective on or prior to June 23, 2021 (or, in the event of a “full review” by the SEC, August 22, 2021). The Company was in default of the terms of the Registration Rights Agreement as the registration statement to register the PIPE Shares and PIPE Warrant Shares was not filed by April 24, 2021; provided that such registration statement has since been filed. As a result of this default, the Company was required to pay damages to the Purchasers in the aggregate amount of $174,993 each month, up to a maximum of $583,310. The Company incurred $524,979 of damages during the year ended December 31, 2021, which amount was paid, and such registration statement was subsequently filed and declared effective, and as a result the Company is no longer in default.

Bridge Note Conversions

During the first quarter of 2021, certain noteholders elected to convert bridge notes with an aggregate principal balance of $365,750 and an aggregate accrued interest balance of $66,633 into an aggregate of 7,920 shares of the Company’s common stock at a conversion price of $54.60 per share, pursuant to the terms of such notes (see Note 10 - Convertible Notes Payable).

Convertible Note Conversions

During the first quarter of 2021, certain noteholders elected to convert certain convertible notes payable with an aggregate principal balance of $1,234,333 and an aggregate accrued interest balance of $105,850 into an aggregate of 23,357 shares of the Company’s common stock at conversion prices ranging from $49.00-$65.80 per share, pursuant to the terms of such notes (see Note 10 - Convertible Notes Payable).

EarlyBird Settlement

On April 23, 2021, the Company settled the amounts due pursuant to a certain finder agreement entered into with EarlyBird Capital, Inc. (“EarlyBird”) on October 17, 2017 (the “Finder Agreement”). The Company’s Board of Directors determined it was in the best interests to settle all claims which had been made or could be made with respect to the Finder Agreement and entered into a settlement agreement (the “Settlement Agreement”). Pursuant to the Settlement Agreement, the Company paid EarlyBird a cash payment of $275,000 and issued 11,250 shares of the Company’s restricted common stock with a grant date value of $1,973,250 to EarlyBird, in full satisfaction of accounts payable in the amount of $1,750,000. The Company recorded a loss of $223,250 in connection with the Settlement Agreement, which is included in (loss) gain on settlement of liabilities in the accompanying consolidated statements of operations.

Sale of Common Stock and Warrants in the August 2021 Offering

On August 23, 2021, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell an aggregate of 125,000 shares of common stock and warrants to purchase up to an aggregate of 125,000 shares of common stock (the “August 2021 PIPE Warrants”), at a combined purchase price of $120.00 per share and August 2021 PIPE Warrant (the “August 2021 Offering”). Aggregate gross proceeds from the August 2021 Offering were approximately $15,000,000. Net proceeds to the Company from the August 2021 Offering, after deducting the placement agent fees and estimated offering expenses payable by the Company, were approximately $13.9 million.

The August 2021 PIPE Warrants have an exercise price equal to $150.00 per share, are immediately exercisable and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. However, the exercise price of the August 2021 PIPE Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The August 2021 PIPE Warrants are exercisable for 5 years following the closing date. The August 2021 PIPE Warrants are subject to a provision prohibiting the exercise of such August 2021 PIPE Warrants to the extent that, after giving effect to such exercise, the holder of such August 2021 PIPE Warrant (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 4.99% of the Company’s outstanding common stock (which may be increased to 9.99% on a holder by holder basis, with 61 days prior written consent of the applicable holder). Although the PIPE Warrants have a tender offer provision, the August 2021 PIPE Warrants were determined to be equity-classified because they met the limited exception in the case of a change-in-control. Because the August 2021 PIPE Warrants are equity-classified, the $1,120,000 of placement agent fees and offering expenses were fully accounted for as a reduction of additional paid in capital.

In connection with the August 2021 Offering, the Company also entered into a Registration Rights Agreement, dated as of August 23, 2021, with the purchasers (the “August 2021 Registration Rights Agreement”). Pursuant to the August 2021 Registration Rights Agreement, the Company agreed to file a registration statement with the SEC on or prior to September 12, 2021 to register the resale of the shares and the shares of common stock issuable upon exercise of the August 2021 PIPE Warrants (the “Warrant Shares”) sold in the August 2021 Offering, and to cause such registration statement to be declared effective on or prior to October 22, 2021 (or, in the event of a “full review” by the SEC, November 21, 2021). The registration statement was filed on August 31, 2021 and the SEC declared it effective on September 9, 2021, prior to the deadline set forth in the August 2021 Registration Rights Agreement.

Exchanges of Related Party Loans and Convertible Notes

On September 30, 2021, Dr. Lawrence Steinman and Sir Marc Feldmann, Ph.D., each of whom serve as Co-Executive Chairmen of the Company’s Board of Directors, agreed with the Company to convert amounts owed under outstanding loans with an aggregate principal balance of $693,371 and an aggregate accrued interest balance of $157,741 into an aggregate of 7,093 shares of the Company’s common stock at the conversion price of $120.00 per share, pursuant to the terms of the agreement, which conversion rate was above the closing consolidated bid price of the Company’s common stock on the date the binding agreement was entered into (see Note 9 - Loans Payable and Note 10 - Convertible Notes Payable for more information).

Alpha Capital Settlement

During the third quarter of 2021, the Company issued 7,500 shares of common stock and warrants to purchase 1,250 shares in connection with a settlement entered into with Alpha Capital (see Note 10 - Convertible Notes Payable).

Common Stock Issued for Services during 2021

During the year ended December 31, 2021, the Company issued an aggregate of 15,878 shares of the Company’s common stock, respectively, as compensation to consultants, directors, and officers, with an aggregate issuance date fair value of $1,785,366, respectively, which was charged immediately to the consolidated statement of operations for the year ended December 31, 2021.

July 2022 Offering

On July 17, 2022, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell an aggregate of 175,000 shares of common stock, pre-funded warrants to purchase up to an aggregate of 131,604 shares of common stock (“July 2022 Pre-Funded Warrants”), and common stock warrants to purchase up to an aggregate of 306,604 shares of common stock (the “July 2022 Common Warrants”), at a combined purchase price of $21.20 per share and warrant (the “July 2022 Offering”). Aggregate gross proceeds from the July 2022 Offering were $6,499,737. The July 2022 Offering closed on July 20, 2022.

The July 2022 Pre-Funded Warrants have an exercise price equal to $0.0001, are immediately exercisable and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. The exercise price of the July 2022 Pre-Funded Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The July 2022 Pre-Funded Warrants are exercisable until they are exercised in full. The July 2022 Pre-Funded Warrants are subject to a provision prohibiting the exercise of such July 2022 Pre-Funded Warrants to the extent that, after giving effect to such exercise, the holder of such July 2022 Pre-Funded Warrants (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 9.99% of the Company’s outstanding common stock (which may be increased or decreased, with 61 days prior written notice by the holder). Although the July 2022 Pre-Funded Warrants have a tender offer provision, the July 2022 Pre-Funded Warrants were determined to be equity-classified because they met the limited exception in the case of a change-in-control. Because the July 2022 Pre-Funded Warrants are equity-classified, the placement agent fees and offering expenses will be accounted for as a reduction of additional paid in capital.

The July 2022 Common Warrants have an exercise price equal to $21.20 per share, are exercisable 6 months following the closing of the July 2022 Offering (the “Initial Exercise Date”) and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. The exercise price of the July 2022 Common Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The July 2022 Common Warrants are exercisable for 5 years following the Initial Exercise Date. The July 2022 Common Warrants are subject to a provision prohibiting the exercise of such July 2022 Common Warrants to the extent that, after giving effect to such exercise, the holder of such July 2022 Common Warrants (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 4.99% of the Company’s outstanding common stock (which may be increased or decreased, with 61 days prior written notice by the holder). Although the July 2022 Common Warrants have a tender offer provision, the July 2022 Common Warrants were determined to be equity-classified because they met the limited exception in the case of a change-in-control. Because the July 2022 Common Warrants are equity-classified, the placement agent fees and offering expenses will be accounted for as a reduction of additional paid in capital.

As of December 31, 2022, all 131,604 of the July 2022 Pre-Funded Warrants have been exercised for a value of $263; there are no unexercised July 2022 Pre-Funded Warrants remaining as of the end of the year. No July 2022 Common Warrants have been exercised as of December 31, 2022.

December 2022 Offering

On December 20, 2022, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell an aggregate of 215,000 shares of common stock, pre-funded warrants to purchase up to an aggregate of 1,499,286 shares of common stock (“December 2022 Pre-Funded Warrants”), and common stock warrants to purchase up to an aggregate of 2,571,429 shares of common stock (the “December 2022 Common Warrants”), at a combined purchase price of $3.50 per share and warrant (the “December 2022 Offering”). Aggregate gross proceeds from the December 2022 Offering were approximately $6,000,000, and the December 2022 Offering closed on December 22, 2022.

The December 2022 Pre-Funded Warrants have an exercise price equal to $0.0001, are immediately exercisable and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. The exercise price of the December 2022 Pre-Funded Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The December 2022 Pre-Funded Warrants are exercisable until they are exercised in full. The December 2022 Pre-Funded Warrants are subject to a provision prohibiting the exercise of such December 2022 Pre-Funded Warrants to the extent that, after giving effect to such exercise, the holder of such December 2022 Pre-Funded Warrants (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 4.99% of the Company’s outstanding common stock (which may be increased or decreased, with 61 days prior written notice by the holder). Although the December 2022 Pre-Funded Warrants have a tender offer provision, the December 2022 Pre-Funded Warrants were determined to be equity-classified because they met the limited exception in the case of a change-in-control. Because the December 2022 Pre-Funded Warrants are equity-classified, the placement agent fees and offering expenses will be accounted for as a reduction of additional paid in capital.

The December 2022 Common Warrants have an exercise price equal to $3.50 per share, are exercisable 6 months following the closing of the December 2022 Offering (the “Initial Exercise Date”) (see Note 15 – Subsequent Events, “Amendment to Common Warrant Agreement for the December 2022 Offering”) and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. The exercise price of the December 2022 Common Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The December 2022 Common Warrants are exercisable for 5 years following the Initial Exercise Date. The December 2022 Common Warrants are subject to a provision prohibiting the exercise of such December 2022 Common Warrants to the extent that, after giving effect to such exercise, the holder of such December 2022 Common Warrants (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 4.99% of the Company’s outstanding common stock (which may be increased or decreased, with 61 days prior written notice by the holder). Although the December 2022 Common Warrants have a tender offer provision, the December 2022 Common Warrants were determined to be equity-classified because they met the limited exception in the case of a change-in-control. Because the December 2022 Common Warrants are equity-classified, the placement agent fees and offering expenses will be accounted for as a reduction of additional paid in capital.

As of December 31, 2022, all 1,499,286 of the December 2022 Pre-Funded Warrants have been exercised for a value of $150; there are no unexercised December 2022 Pre-Funded Warrants remaining as of the end of the year. No December 2022 Common Warrants have been exercised as of December 31, 2022.

Common Stock Issued for Services during 2022

During the year ended December 31, 2022, the Company issued an aggregate of 14,026 of immediately vested shares of the Company’s common stock as compensation to consultants, directors, and officers, with an aggregate issuance date fair value of $331,591, which was charged immediately to the consolidated statement of operations for the year ended December 31, 2022.

Restricted Stock Shares Issued during 2022

During the year ended December 31, 2022, the Company issued 600 restricted shares of the Company’s common stock, or Restricted Stock Shares as compensation to consultants with an issuance date fair value $48,600, or $81.00 per share. Per the two-year consulting agreement, the Restricted Stock Shares are issued at the beginning of the contract term and annually and vest monthly over a period of 24 months. The Company recognized stock-based compensation expense related to the amortization of the Restricted Stock Shares of $26,325 for the year ended December 31, 2022.

Below is a table summarizing the Restricted Stock Shares granted and outstanding as of and for the year ended December 31, 2022:

	Unvested Restricted	Weighted Average Grant Date
	Stock	FV Price
Unvested as of January 1, 2022	-	$-
Granted	600	81.00
Vested	325	81.00
Unvested as of December 31, 2022	275	81.00
Total unrecognized expense remaining	$22,275
Weighted-average years expected to be recognized over	1.0	-

Special Voting Shares

The Special Voting Shares were issued to the former shareholders of CBR Pharma and Katexco in connection with the reorganization of 180 prior to the Business Combination. The Special Voting Shares are exchangeable by the holder for shares of the Company’s common stock and vote together as a single class with the Company’s common stockholders. Special Voting Shares are not entitled to receive any dividend of distributions.

During the year ended December 31, 2022, no shares were issued upon the exchange of common stock equivalents associated with the Special Voting Shares.

During the year ended December 31, 2021, 73,224 shares were issued upon the exchange of common stock equivalents associated with the Special Voting Shares.

The following table summarizes the Special Voting Shares activity during the years ended December 31, 2022 and 2021:

Balance, January 1, 2021	73,488
Shares issued	-
Shares exchanged	(73,224)
Balance, December 31, 2021	264
Shares issued	-
Shares exchanged	-
Balance, December 31, 2022	264

 Stock Options

A summary of the option activity during the years ended December 31, 2022 and 2021 is present below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)	Intrinsic Value
Outstanding, January 1, 2021	2,500	49.80	9.92	-
Granted	134,550	96.34	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2021	137,050	95.49	9.41	3,525
Granted	25,906	27.20	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2022	162,956	84.63	8.60	$-

Exercisable, December 31, 2022	93,336	83.47	8.50	$-

A summary of outstanding and exercisable stock options as of December 31, 2022 is presented below:

Stock Options Outstanding		Stock Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$49.80	2,500	7.9	2,500
$88.60	79,000	8.2	54,422
$151.20	21,800	8.6	7,721
$79.00	33,750	8.9	17,318
$27.20	25,906	9.4	11,375
	162,956	8.5	93,337

On February 26, 2021, the Company issued ten-year options to purchase an aggregate of 79,000 shares of the Company’s common stock to two officers of the Company, pursuant to the 2020 Omnibus Incentive Plan. The options have an exercise price of $88.60 per share and vest at the rate of 20% on the date of grant and the remaining 80% on a monthly basis thereafter over the following 36 months. The options had a grant date fair value of $4,810,527, which will be recognized over the vesting term.

On August 4, 2021, the Company granted ten-year options for the purchase of an aggregate of 21,800 shares of common stock at an exercise price of $151.20 per share, to six independent directors of the Company, pursuant to the 2020 Omnibus Incentive Plan. The options had an aggregate grant date value of $2,180,375, and vest monthly over four years.

On December 8, 2021, the Company granted ten-year options for the purchase of an aggregate of 33,750 shares of common stock at an exercise price of $79.00 per share to six officers of the Company, pursuant to the 2020 Omnibus Incentive Plan. The options had an aggregate grant date value of $2,077,953 and vest at various periods over four years.

The assumptions used in the Black-Scholes valuation method for these options which were issued in 2021 were as follows:

Risk free interest rate	0.75% - 0.99%
Expected term (years)	5.62 - 6.01
Expected volatility	84% - 98.5%
Expected dividends	0%

These assumptions listed above for 2021and below for 2022 were derived using i) the risk free interest rate published by the federal reserve on the date of grant, ii) the expected term used is the average of the contractual term plus the weighted average vesting term, iii) the volatility was derived using rates from third-party valuation reports of other financial instruments for the applicable quarter and iv) the expected dividends rate used is taken from the applicable option award agreement.

On May 19, 2022, the Company granted ten-year options for the purchase of an aggregate of 5,700 shares of common stock at an exercise price of $27.20 per share to six officers of the Company, pursuant to the 2022 Omnibus Incentive Plan. The options had an aggregate grant date value of $115,936.

On May 19, 2022, the Company also granted ten-year options for the purchase of 6,707 shares and 13,500 shares of common stock at an exercise price of $27.20 per share to two individuals (one a director and the other, a consultant), respectively, pursuant to the 2022 Omnibus Incentive Plan; the 6,707 shares had a grant date value of $130,000 and vested immediately, while the 13,500 shares had a grant date value of $261,704 and vest depending on the achievement of certain milestones.

The assumptions used in the Black-Scholes valuation method for these options which were issued in 2022 were as follows:

Risk free interest rate	2.88%
Expected term (years)	5.00 – 5.77
Expected volatility	91.0%
Expected dividends	0%

The Company recognized stock-based compensation expense of $2,607,501 and $2,852,309 for the years ended December 31, 2022 and 2021, respectively, related to the amortization of stock options. The expense is included within general and administrative expenses or research and development expenses on the consolidated statements of operations. As of December 31, 2021, there was $4,202,495 of unrecognized stock-based compensation expense that will be recognized over the weighted average remaining vesting period of 2.19 years.

NASDAQ Compliance

On September 30, 2022, we received written notice (the “Notification Letter”) from the Listing Qualifications Department of The NASDAQ Stock Market LLC (“NASDAQ”) notifying the Company that it is not in compliance with the minimum bid price requirements set forth in NASDAQ Listing Rule 5550(a)(2) for continued listing on The NASDAQ Capital Market. NASDAQ Listing Rule 5550(a)(2) requires listed securities to maintain a minimum bid price of $1.00 per share, and Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of thirty (30) consecutive business days. Based on the closing bid price of the Company’s common stock for the thirty (30) consecutive business days from August 18, 2022 to September 29, 2022, the Company no longer meets the minimum bid price requirement. The Notification Letter stated that the Company has 180 calendar days or until March 29, 2023, to regain compliance with NASDAQ Listing Rule 5550(a)(2). To regain compliance, the bid price of the Company’s common stock must have a closing bid price of at least $1.00 per share for a minimum of 10 consecutive business days. The Company implemented a reverse stock-split in December 2022 to assist in regaining compliance with NASDAQ standards. On January 4, 2023, NASDAQ notified the Company that it had regained full compliance with the minimum bid price for continued listing on the NASDAQ pursuant to NASDAQ Listing Rule 5550(a)(2).